Cover Page                                                                497(d)
                                                                       333-17641

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED AUGUST 20, 2002, TO THE MAY 1, 2002 PROSPECTUSES AND SUPPLEMENT TO PROSPECTUSES FOR:

IL COLI
IL PROTECTOR
CHAMPION 2000
INCENTIVE LIFE PLUS
INCENTIVE LIFE
INCENTIVE LIFE 2000
SURVIVORSHIP 2000
SURVIVORSHIP INCENTIVE LIFE
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses, as supplemented to date (together the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1. The following is added as a new section under "More Information" in each prospectus:

      Combination of certain variable investment options:

      On or about November 8, 2002, subject to any necessary approvals, interests in the EQ/Balanced, EQ/Alliance International, EQ/Marsico Focus and EQ/Capital Guardian Research options (the "surviving options") will replace interests in the EQ/Alliance Growth Investors, EQ/Alliance Global, EQ/Evergreen Omega and EQ/MFS Research investment options, respectively (the "replaced options"). We will move the assets from each replaced option into the applicable surviving option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.

      Prior to the proposed combinations, you may wish to consider transferring any assets you have in the replaced optins into investment options of your choice. You may also wish to change any elections you have for allocating premium payments or monthly deductions to the replaced options.

      We will waive any transfer fees that otherwise would apply on transfers made within 30 days before or after the combinations. These transfers will not count towards any limits on the number of free transfers permitted under your policy.

2.    Portfolio name change:

      Effective on or about November 8, 2002, the name of the "EQ/Alliance Money Market" portfolio and corresponding option is changed to "EQ/Money Market." At that time, all references in the prospectus are changed accordingly.

3. In "Policy features and benefits" under "Investment Options within your policy," the "Variable investment options" section is modified to reflect a change in one of the advisors for the AXA Premier VIP Small/Mid Cap Value portfolio. The modifications are as follows:

(i) The bullet relating to the Boston Company Asset Management, LLC is deleted in its entirety.

(ii) The following is added at the end of the bullet that sets forth portfolios for which Wellington Management Company, LLP makes investment decisions:

      Also advises a portion of the AXA Premier VIP Small/Mid Cap Value.

4. The following is added as a new section in the "Transferring your money among our investment options" section (or other applicable section regarding transfers) of each prospectus:

      Limited Opportunity for unrestricted transfer from the guaranteed interest option

      Your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option during the period beginning 30 days before and ending 60 days after a policy anniversary ("the GIO Transfer Period"). See "Transferring your money among our investment options," "Transfers you can make" (or other applicable section regarding transfers) in your prospectus. FROM SEPTEMBER 3, 2002 THROUGH DECEMBER 31, 2002, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through December 31, 2002), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any

                                                                          X00435
      other investment option whether or not you are within the GIO Transfer Period. Your written transfer request must be received in our Administrative Office by December 31, 2002, in order to take advantage of this unrestricted transfer opportunity.

      Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.


5. A new section is added under "Tax Information" in each prospectus as follows:

      TAX AND OTHER LEGAL INFORMATION FOR POLICIES HELD UNDER SPLIT-DOLLAR ARRANGEMENTS


      In early 2002, the IRS issued Notice 2002-8, concerning the taxation of split-dollar life insurance arrangements. Generally, these are arrangements where two parties share the costs or beneficial interests of a life insurance policy. In July of 2002, the IRS also issued proposed regulations concerning the income, gift and employment taxation of such arrangements. Policy owners with such arrangements should consult with their tax advisors as to the possible implications of these rules on any existing arrangements they may have. The transition and grand-fathering rules, among other items, should be carefully reviewed. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors.


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

The Equitable Life Assurance Society of the United States
SUPPLEMENT DATED AUGUST 20, 2002, TO THE MAY 1, 2002 PROSPECTUSES AND SUPPLEMENT TO PROSPECTUSES FOR:


INCENTIVE LIFE PLUS
INCENTIVE LIFE
SURVIVORSHIP 2000
SURVIVORSHIP INCENTIVE LIFE
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced prospectuses, as supplemented to date (together the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

1. The following is added as a new section under "More Information" in each prospectus:

      Combination of certain variable investment options:

      On or about November 8, 2002, subject to any necessary approvals, interests in the EQ/Balanced, EQ/Alliance International, EQ/Marsico Focus and EQ/Capital Guardian Research options (the "surviving options") will replace interests in the EQ/Alliance Growth Investors, EQ/Alliance Global, EQ/Evergreen Omega and EQ/MFS Research investment options, respectively (the "replaced options"). We will move the assets from each replaced option into the applicable surviving option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.

      Prior to the proposed combinations, you may wish to consider transferring any assets you have in the replaced options into investment options of your choice. You may also wish to change any elections you have for allocating premium payments or monthly deductions to the replaced options.

      We will waive any transfer fees that otherwise would apply on transfers made within 30 days before or after the combinations. These transfers will not count towards any limits on the number of free transfers permitted under your policy.

2.    Portfolio name change:

      Effective on or about November 8, 2002, the name of the "EQ/Alliance Money Market" portfolio and corresponding option is changed to "EQ/Money Market." At that time, all references in each prospectus are changed accordingly.

3. In "Policy features and benefits" under "Investment Options within your policy," the "Variable investment options" section is modified to reflect a change in one of the advisors for the AXA Premier VIP Small/Mid Cap Value portfolio and the AXA Premier VIP Small/Mid Cap Growth portfolio. The modifications are as follows:

(i) The bullet relating to the Boston Company Asset Management, LLC is deleted in its entirety.

(ii) The bullet which sets forth portfolios for which MFS Investment Management makes investment decisions is revised to delete references to the AXA Premier VIP Small/Mid Cap Growth Portfolio.

(iii) The following is added at the end of the bullet that sets forth portfolios for which Provident Investment Counsel, Inc makes investment decisions:

      Also advises a portion of the AXA Premier VIP Small/Mid Cap Growth.

(iv) The following is added at the end of the bullet that sets forth portfolios for which Wellington Management Company, LLP makes investment decisions:

      Also advises a portion of the AXA Premier VIP Small/Mid Cap Value.

4. The following is added as a new section in the "Transferring your money among our investment options" section (or other applicable section regarding transfers) of each prospectus:

      Limited Opportunity for unrestricted transfer from the guaranteed interest option

      Your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option during the period beginning 30 days before and ending 60 days after a policy anniversary ("the GIO Transfer Period"). See "Transferring your money among our



                                                                          X00436
      investment options," "Transfers you can make" (or other applicable section regarding transfers) in your prospectus. FROM SEPTEMBER 3, 2002 THROUGH DECEMBER 31, 2002, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through December 31, 2002), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period. Your written transfer request must be received in our Administrative Office by December 31, 2002, in order to take advantage of this unrestricted transfer opportunity.

      Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.

5. A new section is added under "Tax Information" in each prospectus as follows:

      TAX AND OTHER LEGAL INFORMATION FOR POLICIES HELD UNDER SPLIT-DOLLAR ARRANGEMENTS

      In early 2002, the IRS issued Notice 2002-8, concerning the taxation of split-dollar life insurance arrangements. Generally, these are arrangements where two parties share the costs or beneficial interests of a life insurance policy. In July of 2002, the IRS also issued proposed regulations concerning the income, gift and employment taxation of such arrangements. Policy owners with such arrangements should consult with their tax advisors as to the possible implications of these rules on any existing arrangements they may have. The transition and grand-fathering rules, among other items, should be carefully reviewed. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors.


           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

2